SHARE-BASED COMPENSATION (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2011 Minimum USD ($)	Dec. 31, 2011 Minimum CNY	Dec. 31, 2010 Minimum USD ($)	Dec. 31, 2010 Minimum CNY	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2012 Maximum CNY	Dec. 31, 2011 Maximum USD ($)	Dec. 31, 2011 Maximum CNY	Dec. 31, 2010 Maximum USD ($)	Dec. 31, 2010 Maximum CNY	Dec. 31, 2012 Employees USD ($)	Dec. 31, 2012 Employees CNY	Dec. 31, 2011 Employees USD ($)	Dec. 31, 2011 Employees CNY	Dec. 31, 2010 Employees USD ($)
Number of options
Outstanding at the beginning of the period (in shares)																	40,285,702	40,285,702	20,663,260	20,663,260
Granted (in shares)	2,130,000	2,130,000	25,954,666	3,662,350													2,130,000	2,130,000	24,854,666	24,854,666
Exercised (in shares)																	(2,406,272)	(2,406,272)	(5,232,224)	(5,232,224)
Forfeited (in shares)																	(3,494,672)	(3,494,672)
Outstanding at the end of the period (in shares)	41,942,758	41,942,758															36,514,758	36,514,758	40,285,702	40,285,702	20,663,260
Vested and expected to vest at the end of the period (in shares)																	36,514,758	36,514,758	40,285,702	40,285,702
Exercisable at the end of the period (in shares)																	15,410,254	15,410,254	13,229,533	13,229,533
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)																	$ 0.33		$ 0.17
Granted (in dollars per shares)					$ 0.26	1.62	$ 0.26	1.62	$ 0.26	1.62	$ 0.41	2.58	$ 0.41	2.58	$ 0.41	2.58	$ 0.27		$ 0.41
Exercised (in dollars per shares)																	$ 0.22		$ 0.12
Forfeited (in dollars per shares)																	$ 0.30
Outstanding at the end of the period (in dollars per shares)																	$ 0.22		$ 0.33		$ 0.17
Vested and expected to vest at the end of the period (in dollars per shares)																	$ 0.22		$ 0.33
Exercisable at the end of the period (in dollars per shares)																	$ 0.19		$ 0.21
Weighted average remaining contractual term (Years)
Outstanding at the end of the period																	7 years 8 months 12 days	7 years 8 months 12 days	8 years 6 months 29 days	8 years 6 months 29 days
Vested and expected to vest at the end of the period																	7 years 8 months 12 days	7 years 8 months 12 days	8 years 6 months 29 days	8 years 6 months 29 days	7 years 3 months 18 days
Exercisable at the end of the period																	7 years 1 month 28 days	7 years 1 month 28 days	6 years 10 months 10 days	6 years 10 months 10 days
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)																	$ 840,000		$ 1,035,000		$ 23,297,000
Vested and expected to vest at the end of the period (in dollars)																	840,000		1,035,000
Exercisable at the end of the period (in dollars)																	840,000		1,033,000
Options outstanding with exercise price below estimated fair value of entity's share (in shares)																	4,626,208	4,626,208
Options outstanding with exercise price below estimated fair value of entity's share aggregate intrinsic value																	135,000	840,000
Share-based compensation expense (in CNY or dollars)	2,583,000	16,088,000	26,956,000	72,162,000													2,583,000	16,088,000		24,257,000
Unrecognized share-based compensation cost (in CNY or dollars)																	$ 1,759,000	10,959,000
Period over which unrecognized share-based compensation cost are expected to be recognized					3 months	3 months					4 years 9 months	4 years 9 months